Investment Properties - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Investment properties	¥ 14,217	¥ 12,141
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment properties	14,217	12,141	¥ 9,747
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Investment properties	17,285	14,870	¥ 12,449
Building in process to obtain title certificates [member]
Disclosure of detailed information about investment property [line items]
Investment properties	¥ 1,044	¥ 5,809